Impairment losses (Tables)	12 Months Ended
Mar. 31, 2018
Impairment losses
Schedule of impairment charges recognised

		2018	2017	2016
Cash-generating unit	Reportable segment	€m	€m	€m
Romania	Other Europe	—	—	569
		—	—	569

Schedule of carrying value of goodwill

	2018	2017
	€m	€m
Germany	12,479	12,479
Italy	3,654	3,654
Spain	3,814	3,814
	19,947	19,947
Other	6,787	6,861
	26,734	26,808

Schedule of key assumptions used in the value in use calculations

Key assumptions used in the value in use calculations

The key assumptions used in determining the value in use are:

Assumption	How determined
Projected adjusted EBITDA	Projected adjusted EBITDA has been based on past experience adjusted for the following:

– voice and messaging revenue is expected to benefit from increased usage from new customers, especially in emerging markets, the introduction of new services and traffic moving from fixed networks to mobile networks, though these factors will be offset by increased competitor activity, which may result in price declines, and the trend of falling termination and other regulated rates;

– non-messaging data revenue is expected to continue to grow as the penetration of 3G (plus 4G where available) enabled devices and smartphones rise along with higher data bundle attachment rates, and new products and services are introduced; and

– margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and the expectation of further termination rate cuts by regulators and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on past experience and include the ongoing capital expenditure required to roll out networks in emerging markets, to provide voice and data products and services and to meet the population coverage requirements of certain of the Group’s licences. Capital expenditure includes cash outflows for the purchase of property, plant and equipment and computer software.

Projected licence and spectrum payments

The cash flow forecasts for licence and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	For businesses where the five year management plans are used for the Group’s value in use calculations, a long-term growth rate into perpetuity has been determined as the lower of:
– the nominal GDP rates for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA in years six to ten estimated by management.

Pre-tax risk adjusted discount rate

The discount rate applied to the cash flows of each of the Group’s operations is generally based on the risk free rate for ten year bonds issued by the government in the respective market. Where government bond rates contain a material component of credit risk, high-quality local corporate bond rates may be used.

These rates are adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific Group operating company. In making this adjustment, inputs required are the equity market risk premium (that is the required increased return required over and above a risk free rate by an investor who is investing in the market  as a whole) and the risk adjustment, beta, applied to reflect the risk of the specific Group operating company relative to the market as a whole.

In determining the risk adjusted discount rate, management has applied an adjustment for the systematic risk to each of the Group’s operations determined using an average of the betas of comparable listed mobile telecommunications companies and, where available and appropriate, across a specific territory. Management has used a forward-looking equity market risk premium that takes into consideration both studies by independent economists, the average equity market risk premium over the past ten years and the market risk premiums typically used by investment banks in evaluating acquisition proposals.

Schedule of assumptions used in valuation of impairment loss

Year ended 31 March 2018 The table below shows key assumptions used in the value in use calculations.
			Assumptions used in value in	use calculation
	Germany %	Spain %	Italy %	Romania %
Pre-tax adjusted discount rate	8.3	9.7	10.4	9.8
Long-term growth rate	0.5	1.5	1.0	1.5
Projected adjusted EBITDA1	3.7	5.9	(2.6)	2.6
Projected capital expenditure2	16.6–18.8	16.8–17.4	12.1–13.3	11.9–14.6

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2	Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

 The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment  loss being recognised for the year ended 31 March 2018.

Change required for carrying value to equal recoverable amount

	Germany pps	Spain pps	Romania pps
Pre-tax risk adjusted discount rate	2.0	0.2	0.1
Long-term growth rate	(2.3)	(0.2)	(0.1)
Projected adjusted EBITDA1	(3.3)	(0.3)	(0.1)
Projected capital expenditure2	16.3	1.4	0.4

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the  plans used for impairment testing.

 The changes in the following table to assumptions used in the impairment review would have, in isolation,  led to an impairment loss being recognised in the year ended 31 March 2018.

Change required for carrying value to equal recoverable amount

	UK pps	Ireland pps	Portugal pps	Czech Republic pps
Pre-tax risk adjusted discount rate	0.5	0.6	1.0	3.1
Long-term growth rate	(0.6)	(0.7)	(1.1)	(4.0)
Projected adjusted EBITDA1	(0.8)	(1.0)	(1.5)	(4.0)
Projected capital expenditure2	3.2	4.2	6.4	16.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2	Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2017

The table below shows key assumptions used in the value in use calculations.

Assumptions used in value in use calculation

GermanySpainItalyRomania

%%%%

Pre-tax adjusted discount rate8.49.710.39.0

Long-term growth rate0.51.51.01.0

Projected adjusted EBITDA13.07.9(0.8)0.1

Projected capital expenditure214.9–16.514.3–15.812.7–14.212.6–15.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2	Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

 The changes in the following table to assumptions used in the impairment review would, in isolation,  lead to an impairment loss being recognised for the year ended 31 March 2017:

Change required for carrying value to equal recoverable amount

	Germany pps	Spain pps	Romania pps
Pre-tax risk adjusted discount rate	0.9	0.6	1.5
Long-term growth rate	(1.0)	(0.7)	(1.7)
Projected adjusted EBITDA1	(1.6)	(1.1)	(1.9)
Projected capital expenditure2	7.6	4.4	7.1

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

 The changes in the following table to assumptions used in the impairment review would have, in isolation,  led to an impairment loss being recognised in the year ended 31 March 2017:

Change required for carrying value to equal recoverable amount

	UK pps	Ireland pps	Portugal pps	Czech Republic pps
Pre-tax risk adjusted discount rate	0.5	0.8	0.6	2.1
Long-term growth rate	(0.6)	(0.9)	(0.6)	(2.4)
Projected adjusted EBITDA1	(0.8)	(1.2)	(0.9)	(2.8)
Projected capital expenditure2	3.2	4.3	3.9	12.0

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2	Projected capital expenditure , which excludes licences and spectrum, is expressed as of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2017

The table below shows key assumptions used in the value in use calculations.

Assumptions used in value in use calculation

GermanySpainItalyRomania

%%%%

Pre-tax adjusted discount rate8.49.710.39.0

Long-term growth rate0.51.51.01.0

Projected adjusted EBITDA13.07.9(0.8)0.1

Projected capital expenditure214.9–16.514.3–15.812.7–14.212.6–15.9

Notes:

3	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
4

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

 The changes in the following table to assumptions used in the impairment review would, in isolation,  lead to an impairment loss being recognised for the year ended 31 March 2017:

Change required for carrying value to equal recoverable amount

	Germany pps	Spain pps	Romania pps
Pre-tax risk adjusted discount rate	0.9	0.6	1.5
Long-term growth rate	(1.0)	(0.7)	(1.7)
Projected adjusted EBITDA1	(1.6)	(1.1)	(1.9)
Projected capital expenditure2	7.6	4.4	7.1

Notes:

3	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
4

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

The changes in the following table to assumptions used in the impairment review would have, in isolation,  led to an impairment loss being recognised in the year ended 31 March 2017:

Change required for carrying value to equal recoverable amount

	UK pps	Ireland pps	Portugal pps	Czech Republic pps
Pre-tax risk adjusted discount rate	0.5	0.8	0.6	2.1
Long-term growth rate	(0.6)	(0.9)	(0.6)	(2.4)
Projected adjusted EBITDA1	(0.8)	(1.2)	(0.9)	(2.8)
Projected capital expenditure2	3.2	4.3	3.9	12.0

Notes:

3	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
4	Projected capital expenditure , which excludes licences and spectrum, is expressed as of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2016

The table below shows key assumptions used in the value in use calculations.

Assumptions used in value in use calculation

	Romania %	Germany %	Spain %
Pre-tax risk adjusted discount rate	9.7	8.2	9.7
Long-term growth rate	1.0	0.5	1.5
Projected adjusted EBITDA1	(0.3)	3.1	8.8
Projected capital expenditure2	11.5–18.8	14.5–15.6	11.2–19.7

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2	Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

Change required for carrying value to equal the recoverable amount

	Germany pps	Spain pps
Pre-tax risk adjusted discount rate	0.5	0.6
Long-term growth rate	(0.5)	(0.8)
Projected adjusted EBITDA1	(0.9)	(1.2)
Projected capital expenditure2	4.4	4.8

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an (increase)/decrease to the  aggregate impairment loss recognised in the year ended 31 March 2016.

		Romania
	Increase by 2pps	Decrease by 2pps
	€bn	€bn
Pre-tax adjusted discount rate	(0.2)	0.3
Long-term growth rate	0.3	(0.2)
Projected adjusted EBITDA1	0.2	(0.2)
Projected capital expenditure2	(0.1)	0.1

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2	Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.